BORROWINGS FROM A FINANCIAL INSTITUTION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
BORROWINGS FROM A FINANCIAL INSTITUTIONS CURRENT AND NON CURRENT
Interest rate	13.04%		13.04%		13.04%
Short-term loan, repayment period			12 months
Interest Expense, Debt					$ 450,889	$ 531,954
Long-Term Debt, Term					12 months
Shor-term loan from financial institutions
BORROWINGS FROM A FINANCIAL INSTITUTIONS CURRENT AND NON CURRENT
Short-term loans	$ 22,857		$ 22,857		$ 145,542
Financial Institutions Borrower | Discontinued operations
BORROWINGS FROM A FINANCIAL INSTITUTIONS CURRENT AND NON CURRENT
Interest expense		$ 16,475		$ 38,251	501,361	579,870
Financial Institutions Borrower | Continuing operations
BORROWINGS FROM A FINANCIAL INSTITUTIONS CURRENT AND NON CURRENT
Interest expense	$ 6,975	$ 0	$ 6,975	$ 5,872	$ 5,893	$ 0